Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of principal foreign exchange rates used in the translation of financial statements	The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2025, expressed in sterling and euros per $1, were as follows:

	2025	2024	2023
Sterling
Income statement and cash flows(1)	0.77	0.80	0.83
Assets and liabilities(2)	0.73	0.79	0.79
Euro
Income statement and cash flows(1)	0.92	0.93	0.96
Assets and liabilities(2)	0.85	0.93	0.93
(1)Weighted average rates
(2)Closing rates